COMMON SHARES (Details Textual) $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 05, 2018 USD ($) shares	Feb. 18, 2019 USD ($) shares	Feb. 28, 2019 USD ($) Number shares	Feb. 28, 2018 USD ($) shares	Feb. 28, 2017 USD ($) shares
Number of classes of common shares | Number			2
Proceeds from Issuance of Private Placement | $			$ 500,000	$ 500,000	$ 0
Common Stock [Member]
Minority Interest Decrease From Redemptions Shares				135,264
Class A Common shares
Shares issued	5,464,481	5,329,922
Non-vested shares vested and converted			2,073,711	2,314,190	1,726,874
Common shares issued due to conversion of convertible shares			0	900,000	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			232,024	76,491	103,888
Common Stock, Voting Rights			1
Stock Issued During Period, Shares, Acquisitions			20,502	0	647,859
Number of Class A common shares into which each Class B common share is convertible			1
Minority Interest Decrease From Redemptions Shares				135,264	0
Proceeds from Issuance of Private Placement | $	$ 500,000	$ 500,000
Class A Common shares | Common Stock [Member]
Conversion of Stock, Shares Issued			443,091	16,380,780	342,462
Class B Common shares
Stock converted during period shares conversion of securities			0	900,000	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			0	0	0
Common Stock, Voting Rights			10
Stock Issued During Period, Shares, Acquisitions			0	0	0
Minority Interest Decrease From Redemptions Shares				0	0
American Depository Shares [Member]
Conversion of Stock, Shares Converted			1,329,273	49,142,340	1,027,386
American Depository Shares1 [Member]
Non-vested shares vested and converted			6,221,133	6,942,570	5,180,622
American Depository Shares 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			696,072	229,473	311,664